Non-current receivables - Schedule of non-current receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Shareholders loans to joint ventures	$ 18,480	$ 16,188
Derivatives	8,895	1,279
Cash guarantees and deposits	51,283	48,548
Other non-current receivables	10,553	9,061
Total non-current receivables	$ 89,211	$ 75,076